Other assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
a) Other assets are as follows:

	December 31, 2018	December 31, 2017
Long term prepaid lease payments	$1,853	$1,779
Other long term receivable	619	—
Intangible assets (note 10(b))	2,916	938
Deferred financing costs (note 10(c))	1,178	707
Deferred lease inducement asset (note 10(d))	641	784
Loan to DNSS Partnership (note 13(b))	689	969
Contract costs (note 19(f))	2,308	422
	$10,204	$5,599

b) Intangible assets

December 31, 2018	Cost	Accumulated amortization	Net book value
Internal-use software	$11,925	$11,019	$906
Other intangible assets	2,010	—	2,010
	$13,935	$11,019	$2,916

December 31, 2017	Cost	Accumulated amortization	Net book value
Internal-use software	$18,188	$17,250	$938

During the year ended December 31, 2018, fully amortized internal-use software with a cost of $6,643 was disposed. Amortization of intangible assets for the year ended December 31, 2018 was $412 (2017 – $918). The estimated amortization expense for future years is as follows:

For the year ending December 31,
2019	$734
2020	664
2021	470
2022	439
2023 and thereafter	609
$2,916

c) Deferred financing costs

	December 31, 2018	December 31, 2017
Cost	$1,575	$821
Accumulated amortization	397	114
	$1,178	$707
During the year ended December 31, 2018, financing fees of $754 (2017 - $840) were incurred in connection with the revolving facilities under the credit facilities (note 14(b)). These fees are being amortized ratably over the term of the credit facilities.
Amortization of these deferred financing costs included in interest expense for the year ended December 31, 2018 was $283 (2017 – $453) (note 21).
d) Deferred lease inducements asset

	December 31, 2018	December 31, 2017
Balance, beginning of year	$784	$927
Amortization	(143)	(143)
Balance, end of year	$641	$784

Lease inducements applicable to lease contracts are deferred and amortized as an increase in general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.